GOODWILL AND INTANGIBLE ASSETS, NET - Amortization expense (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
INTANGIBLE ASSETS, NET
2026	$ 349,714	$ 388,413
2027	344,616	369,344
2028	270,799	351,281
2029	178,764	265,921
2030	158,867	185,330
Thereafter	$ 282,256	327,109
Total		$ 1,887,398	$ 1,174,791